RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents the company's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2024				December 31, 2023
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$614	$—	$—	$614	$627
Restricted cash(1)	86	—	—	86	202
Financial instrument assets(1)
IFRS 9 PPAs	—	—	3	3	9
Energy derivative contracts	—	108	—	108	86
Interest rate swaps	—	150	—	150	159
Foreign exchange swaps	—	28	—	28	—
Investments in equity securities	—	—	87	87	171
Property, plant and equipment	—	—	37,760	37,760	44,038
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(48)	(116)	(164)	(500)
Energy derivative contracts	—	(148)	—	(148)	(74)
Interest rate swaps	—	(10)	—	(10)	(24)
Foreign exchange swaps	—	(187)	—	(187)	(284)
Tax equity	—	—	(244)	(244)	(935)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(2)	(4,450)	—	—	(4,450)	(4,721)
Non-recourse borrowing(1)	(1,759)	(12,141)	—	(13,900)	(16,243)
Total	$(5,509)	$(12,248)	$37,490	$19,733	$22,511
(1)Includes both the current amount and long-term amounts.
(2)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 10 –BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2024			December 31, 2023
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$3	$164	$(161)	$(491)
Energy derivative contracts	108	148	(40)	12
Interest rate swaps	150	10	140	135
Foreign exchange swaps	28	187	(159)	(284)
Investments in equity securities	87	—	87	171
Tax equity	—	244	(244)	(935)
Total	376	753	(377)	(1,392)
Less: current portion	132	339	(207)	(317)
Long-term portion	$244	$414	$(170)	$(1,075)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in foreign exchange and financial instruments gain (loss) in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
IFRS 9 PPAs	$9	$(31)	$15	$—
Energy derivative contracts	(15)	(11)	1	59
Interest rate swaps	10	9	22	7
Foreign exchange swaps	28	(4)	22	(7)
Tax equity	11	18	16	24
Investments in equity securities	—	2	2	7
Foreign exchange gain (loss)	(6)	10	(12)	18
	$37	$(7)	$66	$108

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
IFRS 9 PPAs	$1	$11	$(70)	$25
Energy derivative contracts	9	22	15	190
Interest rate swaps	(19)	8	(8)	(30)
Foreign exchange swaps	2	(16)	(1)	(20)
	(7)	25	(64)	165
Foreign exchange swaps - net investment	88	(25)	82	(41)
	$81	$—	$18	$124

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$(35)	$(40)	$(59)	$(89)
Interest rate swaps	(3)	—	(6)	—
Foreign exchange swaps	—	9	—	9
	$(38)	$(31)	$(65)	$(80)